CONTRACTUAL OBLIGATIONS AND RIGHTS	6 Months Ended
Jun. 30, 2022
CONTRACTUAL OBLIGATIONS AND RIGHTS
CONTRACTUAL OBLIGATIONS AND RIGHTS

NOTE 7 – CONTRACTUAL OBLIGATIONS AND RIGHTS

As of 30 June 2022, TORM had contractual obligations regarding investment commitments including newbuilding and secondhand commitments of USD 49.2m (30 June 2021: USD 143.1m, 31 December 2021: USD 39.9m).